Goodwill And Intangible Assets - Schedule of Estimated Amortization Expense for Each of the Five Succeeding Years (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Estimated amortization expense for each of the five succeeding years [Abstract]
2020	$ 16
2021	16
2022	16
2023	16
2024	16
Thereafter	69
Net amortizing intangibles	$ 149	$ 165